Business Segments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues by geographic area
U.S.	$ 1,264,900,000	$ 1,019,700,000	$ 1,052,100,000
International	139,600,000	129,300,000	110,400,000
Total revenues	$ 1,404,527,000	$ 1,149,056,000	$ 1,162,431,000